Related Party Transactions - Summary of Key Management Compensation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	¥ 5	¥ 9	¥ 10
Directors and Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	4	1	2
Senior Management [member]
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	¥ 1	¥ 8	¥ 8